SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Prepayments to related parties		$ 2,255,288	$ 1,813,904
Allowance for doubtful accounts related parties		1,152,427
Prepayments to related parties	$ 3,032,303	3,001,866
Allowance for doubtful accounts	1,254,386	1,247,580
Related Party [Member]
Related Party Transaction [Line Items]
Prepayments to related parties	2,451,765	2,255,288
Allowance for doubtful accounts	$ 1,169,492	$ 1,152,427